Leases - Right-of-use assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 3,059
Balance – End of period	2,412
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	2,937
Balance – End of period	2,329
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	122
Balance – End of period	83
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,304
Additions	286
Disposals	(315)
Effects of foreign exchange	(285)
Balance – End of period	4,990
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	4,974
Additions	286
Disposals	(315)
Effects of foreign exchange	(263)
Balance – End of period	4,682
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	330
Additions	0
Disposals	0
Effects of foreign exchange	(22)
Balance – End of period	308
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,245)
Additions	(518)
Disposals	(42)
Effects of foreign exchange	143
Balance – End of period	(2,578)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,037)
Additions	(483)
Disposals	(42)
Effects of foreign exchange	125
Balance – End of period	(2,353)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(208)
Additions	(35)
Disposals	0
Effects of foreign exchange	18
Balance – End of period	$ (225)